Note 2 - Investments (Details) - Securities in a Continuous Unrealized Loss Position (USD $)	Dec. 31, 2014	Dec. 31, 2013
Greater than 12 months:
Securities in continuous loss position, estimated fair value	$ 40,207,698	$ 123,814,834
Securities in continuous loss position, gross unrealized loss	1,821,544	5,251,130
Securities in continuous loss position, number of securities	29	86
US Government Agencies Debt Securities [Member]
Less than 12 months:
Securities in continuous loss position, less than 12 months, fair value		17,401,555
Securities in continuous loss position, less than 12 months, gross unrealized loss		703,570
Securities in continuous loss position, less than 12 months, number of securities		3
Greater than 12 months:
Securities in continuous loss position, greater than 12 months, fair value	7,736,774
Securities in continuous loss position, greater than 12 months, gross unrealized loss	16,164
Securities in continuous loss position, greater than 12 months, number of securities	1
US States and Political Subdivisions Debt Securities [Member]
Less than 12 months:
Securities in continuous loss position, less than 12 months, fair value		1,239,103
Securities in continuous loss position, less than 12 months, gross unrealized loss		60,898
Securities in continuous loss position, less than 12 months, number of securities		2
Corporate Debt Securities [Member]
Less than 12 months:
Securities in continuous loss position, less than 12 months, fair value	12,473,068	56,249,758
Securities in continuous loss position, less than 12 months, gross unrealized loss	508,818	2,076,123
Securities in continuous loss position, less than 12 months, number of securities	7	37
Greater than 12 months:
Securities in continuous loss position, greater than 12 months, fair value	3,828,887	1,072,341
Securities in continuous loss position, greater than 12 months, gross unrealized loss	421,814	175,763
Securities in continuous loss position, greater than 12 months, number of securities	3	1
Foreign [Member]
Less than 12 months:
Securities in continuous loss position, less than 12 months, fair value	10,374,173	26,858,417
Securities in continuous loss position, less than 12 months, gross unrealized loss	310,267	1,395,450
Securities in continuous loss position, less than 12 months, number of securities	7	15
Greater than 12 months:
Securities in continuous loss position, greater than 12 months, fair value	4,724,455
Securities in continuous loss position, greater than 12 months, gross unrealized loss	441,102
Securities in continuous loss position, greater than 12 months, number of securities	2
Residential Mortgage Backed Securities [Member]
Less than 12 months:
Securities in continuous loss position, less than 12 months, fair value	16,862	18,187,588
Securities in continuous loss position, less than 12 months, gross unrealized loss	6	345,062
Securities in continuous loss position, less than 12 months, number of securities	1	4
Debt Securities [Member]
Greater than 12 months:
Securities in continuous loss position, estimated fair value	39,154,219	121,008,762
Securities in continuous loss position, gross unrealized loss	1,698,171	4,756,866
Securities in continuous loss position, number of securities	21	62
Common Stock [Member]
Less than 12 months:
Securities in continuous loss position, less than 12 months, fair value	527,614	2,806,072
Securities in continuous loss position, less than 12 months, gross unrealized loss	103,438	494,264
Securities in continuous loss position, less than 12 months, number of securities	4	24
Greater than 12 months:
Securities in continuous loss position, greater than 12 months, fair value	525,865
Securities in continuous loss position, greater than 12 months, gross unrealized loss	19,935
Securities in continuous loss position, greater than 12 months, number of securities	4
Equity Securities [Member]
Greater than 12 months:
Securities in continuous loss position, estimated fair value	1,053,479	2,806,072
Securities in continuous loss position, gross unrealized loss	$ 123,373	$ 494,264
Securities in continuous loss position, number of securities	8	24